RIGHT-OF-USE ASSETS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	¥ 9,179		¥ 0
Depreciation charge for the year	(1,258)		(1,359)	¥ 0
Balance at end of period	9,161	$ 1,404	9,179	¥ 0
Expense relating to short-term leases	413
Variable lease payments not included in the measurement of lease liabilities	¥ 412
Maximum [member]
Disclosure of quantitative information about right-of-use assets [line items]
Fixed term of lease contracts	171 months	171 months
Minimum [member]
Disclosure of quantitative information about right-of-use assets [line items]
Fixed term of lease contracts	13 months	13 months
CNOOC Group [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of period	¥ 113
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	10,780
Additions	1,663
Disposals and write-offs	(860)
Exchange differences	(271)
Balance at end of period	11,312		10,780
Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(1,601)
Depreciation charge for the year	(1,258)
Disposals and write-offs	659
Exchange differences	49
Balance at end of period	(2,151)		(1,601)
FPSO [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	6,653
Balance at end of period	5,760		6,653
Expense relating to short-term leases	44
Variable lease payments not included in the measurement of lease liabilities	412
Fixed lease payments	1,002
FPSO [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	7,365
Additions	0
Disposals and write-offs	(91)
Exchange differences	(118)
Balance at end of period	7,156		7,365
FPSO [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(712)
Depreciation charge for the year	(706)
Disposals and write-offs	12
Exchange differences	10
Balance at end of period	(1,396)		(712)
Buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	583
Balance at end of period	544		583
Expense relating to short-term leases	357
Variable lease payments not included in the measurement of lease liabilities	0
Buildings and structures [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	752
Additions	209
Disposals and write-offs	(27)
Exchange differences	(37)
Balance at end of period	897		752
Buildings and structures [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(169)
Depreciation charge for the year	(207)
Disposals and write-offs	23
Exchange differences	0
Balance at end of period	(353)		(169)
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	442
Balance at end of period	251		442
Expense relating to short-term leases	0
Variable lease payments not included in the measurement of lease liabilities	0
Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	864
Additions	230
Disposals and write-offs	(741)
Exchange differences	(56)
Balance at end of period	297		864
Equipment [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(422)
Depreciation charge for the year	(275)
Disposals and write-offs	624
Exchange differences	27
Balance at end of period	(46)		(422)
Pipelines [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	735
Balance at end of period	647		735
Expense relating to short-term leases	12
Variable lease payments not included in the measurement of lease liabilities	0
Pipelines [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	922
Additions	0
Disposals and write-offs	(1)
Exchange differences	(60)
Balance at end of period	861		922
Pipelines [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(187)
Depreciation charge for the year	(39)
Disposals and write-offs	0
Exchange differences	12
Balance at end of period	(214)		(187)
Leasehold lands [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	766
Balance at end of period	1,959		766
Expense relating to short-term leases	0
Variable lease payments not included in the measurement of lease liabilities	0
Leasehold lands [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	877
Additions	1,224
Disposals and write-offs	0
Exchange differences	0
Balance at end of period	2,101		877
Leasehold lands [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(111)
Depreciation charge for the year	(31)
Disposals and write-offs	0
Exchange differences	0
Balance at end of period	¥ (142)		¥ (111)